Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research And Development Expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 10,923	€ 7,279	€ 5,229
Share-based payments (employees and executive management)	688	1,158	833
Social security expenses	3,357	2,476	1,854
Total personnel expenses	14,967	10,914	7,916
Research And Development Expenses | R&D [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	2,029	1,887	1,200
Share-based payments (employees and executive management)	223	334	292
Social security expenses	804	792	596
Total personnel expenses	3,056	3,013	2,088
Research And Development Expenses | Clinical studies [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	8,893	5,393	4,028
Share-based payments (employees and executive management)	465	824	541
Social security expenses	2,553	1,684	1,259
Total personnel expenses	11,911	7,901	5,828
General and Administrative Expenses [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	4,375	3,721	1,990
Share-based payments (employees and executive management)	522	849	642
Social security expenses	1,433	1,355	1,057
Total personnel expenses	€ 6,331	€ 5,925	€ 3,688